Collaboration and Licensing Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Collaboration and Licensing Agreements.
Collaboration and Licensing Agreements

12. Collaboration and Licensing Agreements

Vifor (International) Ltd. (Vifor International)

In October 2020, the Company entered into a license agreement with Vifor International, or Vifor Agreement No. 1, under which the Company granted Vifor International an exclusive license solely in the United States to use, distribute, offer for sale, promote, sell and otherwise commercialize difelikefalin injection for all therapeutic uses relating to the inhibition, prevention or treatment of itch associated with pruritus in hemodialysis and peritoneal dialysis patients in the United States. Under Vifor Agreement No. 1, the Company retains all rights with respect to the clinical development of, and activities to gain regulatory approvals of, difelikefalin injection in the United States.

After the assignment of rights of Vifor Agreement No. 1 from Vifor International to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022, Vifor Agreement No. 1 provides full commercialization rights in dialysis clinics to CSL Vifor in the United States under a profit-sharing arrangement. Pursuant to the profit-sharing arrangement, the Company is generally entitled to 60% of the net profits (as defined in Vifor Agreement No. 1) from sales of difelikefalin injection in the United States and CSL Vifor is entitled to 40% of such net profits (excluding sales to Fresenius Medical Center dialysis clinics, compensation for which is governed by Vifor Agreement No. 2, as defined below), subject to potential temporary adjustment in future years based on certain conditions. Under Vifor Agreement No. 1, in consideration of CSL Vifor’s conduct of the marketing, promotion, selling and distribution of difelikefalin injection in the United States, the Company pays a marketing and distribution fee to CSL Vifor based on the level of annual net sales. This fee as well as CSL Vifor’s cost of goods sold, or COGS, are deducted from net sales in calculating the net profits that are subject to the profit-sharing arrangement under Vifor Agreement No. 1.

In addition, pursuant to Vifor Agreement No. 1, the Company is eligible to receive payments of up to $240,000 upon the achievement of certain sales-based milestones.

The Company retains the rights to make and have made difelikefalin injection, or the Licensed Product, on a non-exclusive basis, in the United States for commercial sale of the Licensed Product for use in all therapeutic areas to prevent, inhibit or treat itch associated with pruritus in hemodialysis and peritoneal-dialysis patients, or the Field, anywhere in the world and for supply of Licensed Product to CSL Vifor under the terms of a supply agreement, or the Vifor International Supply Agreement, which was executed in September 2021. The supply price is the Company’s COGS, as calculated under GAAP, plus an agreed upon margin. The Vifor International Supply Agreement will co-terminate with Vifor Agreement No. 1. The Company also retains the rights to import, distribute, promote, sell and otherwise commercialize the Licensed Product on an exclusive basis outside of the Field either in or outside of the United States.

The Vifor International Supply Agreement is accounted for as a customer option that is not a material right because the selling price of the Licensed Product under the Vifor International Supply Agreement is the Company’s COGS plus an agreed upon margin, which is commensurate with the “COGS plus” model that the Company would charge other parties under similar agreements (the standalone selling price) and not at a discount. Therefore, the sale of commercial supply to CSL Vifor is not a performance obligation under Vifor Agreement No. 1 but rather the Vifor International Supply Agreement is a separate agreement from Vifor Agreement No. 1. The only performance obligation under the Vifor International Supply Agreement is the delivery of the Licensed Product to CSL Vifor for commercialization.

Vifor Fresenius Medical Care Renal Pharma Ltd.

In May 2018, the Company entered into a license agreement with Vifor Fresenius Medical Care Renal Pharma Ltd., or Vifor Agreement No. 2, under which the Company granted Vifor Fresenius Medical Care Renal Pharma Ltd. an exclusive, royalty-bearing license, or the Vifor License, to seek regulatory approval to commercialize, import, export, use, distribute, offer for sale, promote, sell and otherwise commercialize the Licensed Product in the Field worldwide (excluding the United States, Japan and South Korea), or the Territory.

The Company is eligible to receive from Vifor Fresenius Medical Care Renal Pharma Ltd. additional commercial milestone payments in the aggregate of up to $440,000, all of which are sales related. The Company is also eligible to receive tiered double-digit royalty payments based on annual net sales, as defined in Vifor Agreement No. 2, of difelikefalin injection in the licensed territories. The Company retained full commercialization rights for difelikefalin injection for the treatment of chronic kidney disease associated pruritus in the United States except in the dialysis clinics of FMCNA, where Vifor Fresenius Medical Care Renal Pharma Ltd. will promote difelikefalin injection under a profit-sharing arrangement (as defined in Vifor Agreement No. 2), based on net FMCNA clinic sales (as defined in Vifor Agreement No. 2) and the Company and Vifor Fresenius Medical Care Renal Pharma Ltd. are each entitled to 50% of such net profits, subject to potential adjustments in a calendar year based on certain conditions.

The Company retains the rights to make and have made the Licensed Product in the Territory for commercial sale by Vifor Fresenius Medical Care Renal Pharma Ltd. in the Field in or outside the Territory and for supply of Licensed Product to Vifor Fresenius Medical Care Renal Pharma Ltd. under the terms of a supply agreement, or the Vifor Supply Agreement, which was executed in May 2020. The supply price is the Company’s COGS, as calculated under GAAP, plus an agreed upon margin. The Vifor Supply Agreement will co-terminate with Vifor Agreement No. 2.

The Vifor Supply Agreement is accounted for as a customer option that is not a material right because the selling price of the Licensed Product under the Vifor Supply Agreement is the Company’s COGS plus an agreed upon margin, which is commensurate with the “COGS plus” model that the Company would charge other parties under similar agreements (the standalone selling price) and not at a discount. Therefore, the sale of compound to Vifor Fresenius Medical Care Renal Pharma Ltd. is not a performance obligation under Vifor Agreement No. 2 but rather the Vifor Supply Agreement is a separate agreement from Vifor Agreement No. 2. The only performance obligation under the Vifor Supply Agreement is the delivery of the Licensed Product to Vifor Fresenius Medical Care Renal Pharma Ltd. for commercialization.

Maruishi Pharmaceutical Co., Ltd. (Maruishi)

In April 2013, the Company entered into a license agreement with Maruishi, or the Maruishi Agreement, under which the Company granted Maruishi an exclusive license to develop, manufacture, and commercialize drug products containing difelikefalin for acute pain and/or uremic pruritus in Japan. Maruishi has the right to grant sub-licenses in Japan, which entitles the Company to receive sub-license fees, net of prior payments made by Maruishi to the Company. Under the Maruishi Agreement, the Company and Maruishi are required to use commercially reasonable efforts, at their own expense, to develop, obtain regulatory approval for and commercialize difelikefalin in the United States and Japan, respectively. In addition, the Company provided Maruishi specific clinical development services for difelikefalin used in Maruishi’s field of use.

Under the terms of the Maruishi Agreement, the Company is eligible to receive milestone payments upon the achievement of defined clinical and regulatory events as well as tiered, low double-digit royalties with respect to any sales of the licensed product sold in Japan by Maruishi, if any, and share in any sub-license fees.

In September 2022, Maruishi submitted a New Drug Application in Japan for approval of difelikefalin injection for the treatment of pruritus in hemodialysis patients. In September 2023, Maruishi received manufacturing and marketing approval from Japan’s Ministry of Health, Labour and Welfare for KORSUVA IV Injection Syringe for the treatment of pruritus in hemodialysis patients. In November 2023, the Company entered into an API supply agreement with Maruishi for difelikefalin.

Chong Kun Dang Pharmaceutical Corporation (CKDP)

In April 2012, the Company entered into a license agreement with CKDP, or the CKDP Agreement, in South Korea, under which the Company granted CKDP an exclusive license to develop, manufacture and commercialize drug products containing difelikefalin in South Korea. The Company and CKDP are each required to use commercially reasonable efforts, at their respective expense, to develop, obtain regulatory approval for and commercialize difelikefalin in the United States and South Korea, respectively.

Under the terms of the CKDP Agreement, the Company is eligible to receive milestone payments upon the achievement of defined clinical and regulatory events as well as tiered royalties, with percentages ranging from the high single digits to the high teens, based on net sales of products containing difelikefalin in South Korea, if any, and share in any sub-license fees.

13. Collaboration and Licensing Agreements

Vifor (International) Ltd. (Vifor International)

In October 2020, the Company entered into a license agreement with Vifor International, or Vifor Agreement No. 1, under which the Company granted Vifor International an exclusive license solely in the United States to use, distribute, offer for sale, promote, sell and otherwise commercialize difelikefalin injection for all therapeutic uses relating to the inhibition, prevention or treatment of itch associated with pruritus in hemodialysis and peritoneal dialysis patients in the United States. Under Vifor Agreement No. 1, the Company retains all rights with respect to the clinical development of, and activities to gain regulatory approvals of, difelikefalin injection in the United States. The Joint Commercialization Committee, or JCC, have the responsibility for overall coordination and oversight of Vifor International (and any affiliates or sublicensees). The Company’s membership on the JCC is at its sole discretion and is not its obligation.

After the assignment of rights of Vifor Agreement No. 1 from Vifor International to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022, Vifor Agreement No. 1 provides full commercialization rights in dialysis clinics to CSL Vifor in the United States under a profit-sharing arrangement. Pursuant to the profit-sharing arrangement, the Company is generally entitled to 60% of the net profits (as defined in Vifor Agreement No. 1) from sales of difelikefalin injection in the United States and CSL Vifor is entitled to 40% of such net profits (excluding sales to Fresenius Medical Center dialysis clinics, compensation for which is governed by Vifor Agreement No. 2, as defined below), subject to potential temporary adjustment in future years based on certain conditions. Under Vifor Agreement No. 1, in consideration of CSL Vifor’s conduct of the marketing, promotion, selling and distribution of difelikefalin injection in the United States, the Company pays a marketing and distribution fee to CSL Vifor based on the level of annual net sales. This fee as well as CSL Vifor’s COGS are deducted from net sales in calculating the net profits that are subject to the profit-sharing arrangement under Vifor Agreement No. 1.

After U.S. regulatory approval of KORSUVA injection in August 2021, the Company received $50,000 in October 2021 for the purchase of an aggregate of 273,533 shares of the Company’s common stock at a price of $182.76 per share, which represented a 20% premium to the 30-day trailing average price of the Company’s common stock as of the date of the achievement of the milestone. The purchase of the Company’s common stock was governed by a separate stock purchase agreement, or the Vifor Stock Purchase Agreement. The excess of the stock purchase price over the cost of the purchased shares at the closing price of the Company’s common stock on the date of the achievement of the milestone of $5,031 was included as license and milestone fees revenue for accounting purposes (see Note 14, Revenue Recognition – License and Milestone Fees).

In addition, pursuant to Vifor Agreement No. 1, the Company is eligible to receive payments of up to $240,000 from CSL Vifor upon the achievement of certain sales-based milestones.

The license also requires CSL Vifor to promote and take orders for difelikefalin injection, or Licensed Product, throughout the United States, including coordinating with CSL Vifor promotional activities to FMC U.S. Dialysis Clinics which are subject to the Company’s rights under Vifor Agreement No. 2. The license also allows CSL Vifor to grant sub-licenses, which, in certain cases, requires the Company’s prior written consent. The Company retains the rights to import, distribute, promote, sell and otherwise commercialize the Licensed Product on an exclusive basis outside of the Field either in or outside of the United States.

The Company retains the rights to make and have made the Licensed Product, on a non-exclusive basis, in the United States for commercial sale of the Licensed Product for use for all therapeutic uses to prevent, inhibit or treat itch associated with pruritus in hemodialysis and peritoneal-dialysis patients, or the Field, anywhere in the world and for supply of Licensed Product to CSL Vifor under the terms of a supply agreement, or the Vifor International Supply Agreement, which was executed in September 2021. The supply price is the Company’s COGS, as calculated under GAAP, plus an agreed upon margin. The Vifor International Supply Agreement will co-terminate with Vifor Agreement No. 1.

The Vifor International Supply Agreement is accounted for as a customer option that is not a material right because the selling price of the Licensed Product under the Vifor International Supply Agreement is the Company’s COGS plus an agreed upon margin, which is commensurate with the “COGS plus” model that the Company would charge other parties under similar agreements (the standalone selling price) and not at a discount. Therefore, the sale of commercial supply to CSL Vifor is not a performance obligation under Vifor Agreement No. 1 but rather the Vifor International Supply Agreement is a separate agreement from Vifor Agreement No. 1. The only performance obligation under the Vifor International Supply Agreement is the delivery of the Licensed Product to CSL Vifor for commercialization.

Vifor Agreement No. 1 will continue in effect until its expiration upon the cessation of commercial sale of difelikefalin injection in the United States by CSL Vifor and its affiliates and sublicensees, or until the earlier termination of Vifor Agreement No. 1.

Vifor Agreement No. 1 may be terminated earlier by either party for material breach that is not cured within 60 days, bankruptcy by either party and by both parties upon mutual written consent. The Company may terminate Vifor Agreement No. 1 if CSL Vifor challenges the validity of any licensed patent rights, except if such patent challenge results from the Company’s action against CSL Vifor for infringement of any licensed patent in the United States. In addition, upon the earlier of (1) the acceptance for filing of an NDA covering Licensed Product filed with the FDA (after completion of the Phase 3 program) or (2) the third anniversary of the Effective Date, Vifor Agreement No. 1 may be terminated by CSL Vifor in its entirety upon written notice to the Company. Such termination will be effective twelve months following the date of such notice.

Vifor Fresenius Medical Care Renal Pharma Ltd.

In May 2018, the Company entered into a license agreement with Vifor Fresenius Medical Care Renal Pharma Ltd., or Vifor Agreement No. 2, under which the Company granted Vifor Fresenius Medical Care Renal Pharma Ltd. an exclusive, royalty-bearing license, or the Vifor License, to seek regulatory approval to commercialize, import, export, use, distribute, offer for sale, promote, sell and otherwise commercialize the Licensed Product in the Field worldwide (excluding the United States, Japan and South Korea), or the Territory. Vifor Fresenius Medical Care Renal Pharma Ltd. cannot perform development activities on their own unless specifically allocated to Vifor Fresenius Medical Care Renal Pharma Ltd. by the Joint Development Committee, or JDC, and Joint Steering Committee, or JSC. The Company’s membership on the JSC or JDC is at its sole discretion and is not its obligation.

The Company was responsible, at its own cost, to undertake clinical and non-clinical development, or the R&D services. The Company was also responsible to provide all content and subject matter expertise required for registration with the European Medicines Agency, or EMA, in the EU that will be needed by Vifor Fresenius Medical Care Renal Pharma Ltd. for such registration, including participation in regulatory meetings, as needed. CSL Vifor contributed, at its own cost, its clinical development expertise as reasonably useful for such development activities, such as preparing the clinical results that the Company presents to it in a format acceptable to the EMA to obtain marketing approval in the EU.

As a result of the European Commission’s regulatory approval of Kapruvia in April 2022, the Company received a $15,000 regulatory milestone payment from Vifor Fresenius Medical Care Renal Pharma Ltd. under Vifor Agreement No. 2 during the year ended December 31, 2022. In addition, after U.S. regulatory approval of KORSUVA injection in August 2021, the Company earned a $15,000 regulatory milestone payment from Vifor Fresenius Medical Care Renal Pharma Ltd. under Vifor Agreement No. 2 during the year ended December 31, 2021.

The Company is eligible to receive from Vifor Fresenius Medical Care Renal Pharma Ltd. additional commercial milestone payments in the aggregate of up to $440,000, all of which are sales related. The Company is also eligible to receive tiered double-digit royalty payments based on annual net sales, as defined in Vifor Agreement No. 2, of difelikefalin injection in the licensed territories. The Company retains full commercialization rights for difelikefalin injection for the treatment of CKD-aP in the United States except in the dialysis clinics of FMCNA, where Vifor Fresenius Medical Care Renal Pharma Ltd. promotes difelikefalin injection under a profit-sharing arrangement (as defined in Vifor Agreement No. 2) based on net FMCNA clinic sales (as defined in Vifor Agreement No. 2) and Vifor Fresenius Medical Care Renal Pharma Ltd. is entitled to 50% of such net profits, subject to potential adjustments in a calendar year based on certain conditions.

The license also requires Vifor Fresenius Medical Care Renal Pharma Ltd. to promote and take orders in the United States for sale by the Company to FMC U.S. Dialysis Clinics and allows Vifor Fresenius Medical Care Renal Pharma Ltd. to grant sub-licenses, which, in certain cases, requires the Company’s prior written consent. The Company retains the rights to import, distribute, promote, sell and otherwise commercialize the Licensed Product outside of the Field and outside of the Territory.

The Company retains the rights to make and have made the Licensed Product in the Territory for commercial sale by Vifor Fresenius Medical Care Renal Pharma Ltd. in the Field in or outside the Territory and for supply of Licensed Product to Vifor Fresenius Medical Care Renal Pharma Ltd. under the terms of a supply agreement, or the Vifor Supply Agreement, which was executed in May 2020. The supply price is the Company’s COGS, as calculated under U.S. GAAP, plus an agreed upon margin. The Vifor Supply Agreement will co-terminate with the Vifor Agreement No. 2.

The Vifor Supply Agreement is accounted for as a customer option that is not a material right because the selling price of the Licensed Product under the Vifor Supply Agreement is the Company’s COGS plus an agreed upon margin, which is commensurate with the “COGS plus” model that the Company would charge other parties under similar agreements (the standalone selling price) and not at a discount. Therefore, the sale of clinical compound to Vifor Fresenius Medical Care Renal Pharma Ltd. is not a performance obligation under Vifor Agreement No. 2 but rather the Vifor Supply Agreement is a separate agreement from Vifor Agreement No. 2. The only performance obligation under the Vifor Supply Agreement is the delivery of the Licensed Product to Vifor Fresenius Medical Care Renal Pharma Ltd. for commercialization.

Vifor Agreement No. 2 terminates upon the expiration of all royalty terms with respect to the Licensed Products, which expire on a Product-by-Product and country-by-country basis, at the latest of (a) the expiration of all patent rights licensed to Vifor Fresenius Medical Care Renal Pharma Ltd. covering such Licensed Product; (b) the expiration of all regulatory and data exclusivity applicable to such Licensed Product in such country and (c) the tenth anniversary of the first commercial sale of such Product in such country.

Vifor Agreement No. 2 may be terminated earlier by either party for material breach that is not cured within 60 days, bankruptcy by either party and by both parties upon mutual written consent. The Company may terminate Vifor Agreement No. 2 if Vifor Fresenius Medical Care Renal Pharma Ltd. challenges the validity of any licensed patent rights, except if such patent challenge results from the Company’s action against Vifor Fresenius Medical Care Renal Pharma Ltd. for infringement of any licensed patent in the Territory. In addition, upon the earlier of (1) the acceptance for filing of an NDA covering Licensed Product filed with the FDA (after completion of the Phase 3 program) or (2) the third anniversary of the Effective Date, Vifor Agreement No. 2 may be terminated by Vifor Fresenius Medical Care Renal Pharma Ltd. in its entirety or with respect to any countries within the Territory upon written notice to the Company. Such termination will be effective twelve months following the date of such notice.

If Vifor Agreement No. 2 terminates early for any reason stated above, Vifor Fresenius Medical Care Renal Pharma Ltd.’s licenses will terminate, Vifor Fresenius Medical Care Renal Pharma Ltd.’s rights to use the Company’s confidential information and the Company’s know-how will revert to the Company and Vifor Fresenius Medical Care Renal Pharma Ltd. will assign and transfer to the Company all right, title and interest in all regulatory applications (IND’s and NDA’s), regulatory approval applications and regulatory approvals in the Territory covering Licensed Product.

Maruishi Pharmaceutical Co., Ltd. (Maruishi)

In April 2013, the Company entered into a license agreement with Maruishi, or the Maruishi Agreement, under which the Company granted Maruishi an exclusive license to develop, manufacture, and commercialize drug products containing difelikefalin for acute pain and/or uremic pruritus in Japan. Maruishi has the right to grant sub-licenses in Japan, which entitles the Company to receive sub-license fees, net of prior payments made by Maruishi to the Company. Under the Maruishi Agreement, the Company and Maruishi are required to use commercially reasonable efforts, at their own expense, to develop, obtain regulatory approval for and commercialize difelikefalin in the United States and Japan, respectively. In addition, the Company provided Maruishi specific clinical development services for difelikefalin used in Maruishi’s field of use.

Under the terms of the Maruishi Agreement, the Company is eligible to receive milestone payments upon the achievement of defined clinical and regulatory events as well as tiered, low double-digit royalties with respect to any sales of the licensed product sold in Japan by Maruishi, if any, and share in any sub-license fees.

The Maruishi Agreement continues until terminated. Either the Company or Maruishi may terminate the Maruishi Agreement for the other party’s breach of the agreement or bankruptcy. Maruishi may terminate the agreement at any time at will. The Company may terminate the agreement as a whole if Maruishi challenges the licensed patent rights, and it may terminate the agreement with respect to any indication if Maruishi discontinues its development activities.

In September 2022, Maruishi submitted a New Drug Application in Japan for approval of difelikefalin injection for the treatment of pruritus in hemodialysis patients. In September 2023, Maruishi received manufacturing and marketing approval from Japan’s Ministry of Health, Labour and Welfare for KORSUVA IV Injection Syringe for the treatment of pruritus in hemodialysis patients. In conjunction with the approval, the Company earned a $1,449 milestone payment per the terms of the licensing agreement

(see Note 14, Revenue Recognition). In November 2023, the Company entered into an API supply agreement with Maruishi for difelikefalin.

Chong Kun Dang Pharmaceutical Corporation (CKDP)

In April 2012, the Company entered into a license agreement with CKDP, or the CKDP Agreement, in South Korea, under which the Company granted CKDP an exclusive license to develop, manufacture and commercialize drug products containing difelikefalin in South Korea. The Company and CKDP are each required to use commercially reasonable efforts, at their respective expense, to develop, obtain regulatory approval for and commercialize difelikefalin in the United States and South Korea, respectively.

Under the terms of the CKDP Agreement, the Company is eligible to receive milestone payments upon the achievement of defined clinical and regulatory events as well as tiered royalties, with percentages ranging from the high single digits to the high teens, based on net sales of products containing difelikefalin in South Korea, if any, and share in any sub-license fees.

The CKDP Agreement continues until CKDP no longer has any obligation to pay the Company royalties on any product. Either the Company or CKDP may terminate the CKDP Agreement for the other party’s breach of the CKDP Agreement or bankruptcy. CKDP may terminate the CKDP Agreement if any of the licensed patent rights is invalid, unenforceable, is narrowed in scope or is deemed unpatentable, except as a result of a challenge by CKDP, or a third party commercializes a product containing a compound identical to difelikefalin without infringing any of the licensed patent rights in South Korea. The Company may terminate the CKDP Agreement if CKDP challenges the licensed patent rights or if a third party in South Korea owns an issued patent that claims difelikefalin and CKDP’s sale of products would infringe that patent.